ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2020
ACCUMULATED LOSSES [Abstract]
ACCUMULATED LOSSES
14.	ACCUMULATED LOSSES

	Note		2020 US$	2019 US$
Balance at July 1			(46,204,768)	(36,382,142)
Effect of adoption of IFRS 16	1(b	)	(13,009)	-
Expiration of incentive options			531,934	-
Net loss for the year			(5,671,099)	(9,822,626)
Balance at June 30			(51,356,942)	(46,204,768)